NYSE

15008484

Received SEC

DEC 15 2015

Washington, DC 20549

Silvio Conte (Joe)
Director
Corporate Actions Group, Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
F +1 212 656 5893
silvio.conte@nyse.com

CERTNYS
001-37660

December 15, 2015

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration shares of Common Stock, $0.01 par value, of Iberdrola USA, Inc. (to be renamed "Avangrid, Inc.") under the Exchange Act of 1934.

Sincerely,

Silvio Conte